Segment information	12 Months Ended
Dec. 31, 2021
Segment information

30.	Segment information

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker who has been identified as the Chief Executive Officer.

Management considers the following business segments:

•	Brazilian retail – includes the banners “Pão de Açúcar”, “Extra Hiper”, “Extra Supermercado” / “Mercado Extra”, “Minimercado Extra”, “Minuto Pão de Açúcar”, “Comprebem”, “Posto Extra, “Drogaria Extra” and “GPA Malls & Properties”.
•	Grupo Éxito - includes the company Éxito (Colômbia) and its subsidiaries Libertad (Argentina) and Disco (Uruguay). Éxito also operates the brands Surtimax, Super Inter and CarullaHome, consequence of the business combination of Éxito in November 2019.
•	Other businesses - is composed of the results of James Delivery, Cheftime, Stix and the results of our investment in associate Cnova N.V.

Appliances and e-commerce segments were sold and are presented as Discontinued Operations on December 31, 2019 (note 12.4). The cash and carry segment, Assai, has been contributed to the Company’s shareholders and is also presented as a discontinued operation as of December 31, 2020 and 2019 (note 1.2). Those segments are maintained in this note for reconciliation purposes.

Results and balances of each segment are presented net of intrasegment eliminations.

The debentures obtained for funding the acquisition of Éxito and related interest expenses were allocated to Éxito Group, as well as other acquisition related expenses incurred in 2019.

Management monitors the operating results of its business units separately making decisions about resource allocation and performance assessment. The segment performance is regularly reviewed by the chief operating decision-maker (CODM), using the accounting practices under IFRS and mainly based on “Operating Income”, which is measured consistently with “Profit from continued operations before net financial expenses and share of profit of associates” in the financial statements and includes certain corporate overhead allocations. However, other performance measures are also used by the CODM in this process as included in the table below:

Description
	Brazilian retail			Grupo Éxito			Other Business			Discontinued operations			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019

Net operating revenue	26,864	29,170	26,654	24,357	22,034	2,151	70	49	33	-	-	-	51,291	51,253	28,838
Operating income	712	2,016	467	1,121	652	90	(96)	(137)	(56)	-	-	-	1,737	2,531	501
Net financial expenses	(1,039)	(386)	(815)	(279)	(340)	(57)	(3)	(2)	1	-	-	-	(1,321)	(728)	(871)
Profit(loss) before income tax and social contribution	(280)	1,748	(241)	853	339	27	(204)	(186)	(154)	-	-	-	369	1,901	(368)
Share of profit of associates	47	118	107	11	27	(6)	(105)	(47)	(99)	-	-	-	(47)	98	2
Income tax and social contribution	908	(559)	121	(321)	(110)	(28)	7	7	2	-	-	-	594	(662)	95
Net income (loss) for continuing operations	628	1,189	(120)	532	229	(1)	(197)	(179)	(152)	-	-	-	963	1,239	(273)
Net income (loss) for discontinued operations	(3)	85	312	-	(1)	-	-	-	-	-	1,003	797	(3)	1,087	1,109
Net income (loss) of year end	625	1,274	192	532	228	(1)	(197)	(179)	(152)	-	1,003	797	960	2,326	836

Current assets	9,898	9,747	7,871	8,015	103	95	-	-	17,872	17,857
Non-current assets	13,796	16,672	17,694	18,930	81	52	-	-	31,571	35,654
Current liabilities	7,528	8,789	8,853	9,729	169	181	-	-	16,550	18,699
Non-current liabilities	12,470	14,390	4,040	3,620	3	(5)	-	-	16,513	18,005
Shareholders' equity	3,696	3,240	12,672	13,596	12	(29)	-	-	16,380	16,807

The Group operates primarily as a retailer of food, clothing, home appliances and other products. Total revenues by geographic region is showed below:

	2021	2020	2019
Brazil
Retail	26,864	29,170	26,654
Other businesses	70	49	33
	26,934	29,219	26,687

Éxito Group
Colombia	18,752	17,062	1,694
Uruguay	3,853	3,746	350
Argentina	1,752	1,226	107
	24,357	22,034	2,151
Total net operating revenue	51,291	51,253	28,838